For the year ended January 31 ,2021 the Company issued the following warrants: (Details) - $ / shares					3 Months Ended	12 Months Ended
	Jan. 27, 2022	Nov. 12, 2021	Oct. 14, 2021	Aug. 26, 2021	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Expected volatility	1885.00%		2644.00%	2174.00%		2181.00%
Exercise price	$ 15.00	$ 15.00	$ 15.00	$ 15.00		$ 21.10
Stock price	$ 9.20		$ 11.70	$ 20.50		$ 20.00
Expected life	3 years	5 years	2 years	3 years		3 years
Risk-free interest rate	1.43%	1.43%	0.36%	0.46%		0.37%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Expected volatility		304.00%			1686.00%		415.50%
Exercise price					$ 5.50		$ 4.00
Stock price		$ 9.00			$ 5.40		$ 3.70
Expected life					3 years		3 years
Risk-free interest rate					1.76%		0.19%
Maximum [Member]
Expected volatility		311.00%			2186.00%		506.80%
Exercise price					$ 15.00		$ 45.00
Stock price		$ 18.80			$ 9.49		$ 27.00
Expected life					5 years		5 years
Risk-free interest rate					2.94%		0.39%